CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Income (loss) for the year	$ 31,301	$ (22,764)
Adjustments for:
Depreciation and depletion	1,937	59
Foreign exchange (gain) loss, unrealized	(21,868)	2,660
Income tax expense	6,064	384
Income taxes paid	0	(285)
Interest and finance expense	6,566	27
Interest income	(2,811)	(1,085)
Share-based compensation	2,398	2,013
Changes in non-cash working capital items:
Accounts receivable	(5)	58
Value-added taxes receivable	(8,127)	(10,745)
Inventories	(21,945)	0
Prepaids and deposits	(2,180)	(713)
Accounts payable and accrued liabilities	3,613	(2,462)
Net cash used in operating activities	(5,057)	(32,853)
CASH FLOWS FROM INVESTING ACTIVITIES
Interest received	2,715	1,286
Expenditures on mineral properties, plant and equipment	(68,489)	(120,381)
Net cash used in investing activities	(65,774)	(119,095)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital stock issued	2,467	140,823
Capital stock issuance costs	0	(6,645)
Loan drawdown, net of transaction cost	49,583	60,000
Loan repayment	(90,000)	0
Early prepayment fees and closing costs	(2,860)	0
Loan interest payment	(7,568)	(3,436)
Payment of lease liabilities	(159)	(153)
Net cash (used in) provided by financing activities	(48,537)	190,589
Effect of foreign exchange on cash and cash equivalents	(6,386)	2,738
Change in cash and cash equivalents, during the year	(125,754)	41,379
Cash and cash equivalents, beginning of the year	176,515	135,136
Cash and cash equivalents, end of the year	$ 50,761	$ 176,515